Operating Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating Leases	Operating Leases
Lease costs recorded under operating leases for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)

Operating lease costs	$46,820	$53,880	$51,200
Income from sub-leases	(1,103)	(1,165)	(1,338)
Net operating lease costs	$45,717	$52,715	$49,862
Of the total cost of $45.7 million incurred in the year ended December 31, 2023, $37.9 million is recorded within selling, general and administration costs and $7.8 million is recorded within direct costs. Of the total cost of $52.7 million incurred in the year ended December 31, 2022, $48.3 million is recorded within selling, general and administration costs and $4.4 million is recorded within direct costs. Of the total cost of $49.9 million incurred in the year ended December 31, 2021, $47.5 million is recorded within selling, general and administration costs and $2.4 million is recorded within direct costs.
Right-of-use assets obtained, in exchange for lease obligations, during the years ended December 31, 2023 and December 31, 2022 totaled $37.7 million and $28.7 million, respectively.
During the years ended December 31, 2023, 2022 and 2021, impairments of operating right-of-use assets were recognized within restructuring charges for $8.7 million, $24.8 million, and $15.4 million, respectively, as part of an office consolidation program (see note 19 - Restructuring Charges).
The weighted average remaining lease term and weighted-average discount rate at December 31, 2023 were 6.72 years and 3.29%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2022 were 6.90 years and 2.45%, respectively.
Future minimum lease payments under non-cancelable leases as of December 31, 2023 were as follows:

Minimum rental payments
(in thousands)
2024	$40,894
2025	34,585
2026	29,172
2027	23,254
2028	15,023
Thereafter	33,998
Total future minimum lease payments	176,926
Lease imputed interest	(14,191)
Total	$162,735
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $36.4 million and $43.7 million have been included in other liabilities as at December 31, 2023 and December 31, 2022, respectively.